UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $323,648 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONTINENTAL RESOURCES INC      COM              212015101   150406  3833950 SH       SOLE                  3833950        0        0
HILLTOP HOLDINGS INC           COM              432748101    15900  1540721 SH       SOLE                  1540721        0        0
LAMAR ADVERTISING CO           CL A             512815101    45942  1487280 SH       SOLE                  1487280        0        0
MASTERCARD INC                 CL A             57636Q104    10640    60000 SH       SOLE                    60000        0        0
MSC INDL DIRECT INC            CL A             553530106   100760  2187105 SH       SOLE                  2187105        0        0